Long-Term Debt and Other Financial Liabilities, Onishi Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Installment	Dec. 31, 2024 USD ($)	Jul. 24, 2024 USD ($)
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding	$ 47,901	$ 78,753
Onishi Sale and Leaseback [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Financing amount			$ 18,000
Term of bareboat charter	5 years
Additional term of bareboat charter	2 years
Number of consecutive payment installments | Installment	60
Frequency of periodic payment	monthly
Installment payment	$ 136
Optional additional term of bareback charter	2 years
Term of variable rate	3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term Secured Overnight Financing Rate (SOFR) [Member]
Margin on variable rate	2.70%
Purchase price of vessel at end of optional additional term	$ 6,545
Sales price of vessel at end of optional additional term	6,545
Balance outstanding	$ 15,545
Onishi Sale and Leaseback [Member] | Maximum [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of consecutive payment installments | Installment	84